Summary of significant accounting policies - Prior period reclassifications (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Reclassification
Selling, general and administrative expenses	¥ (408,290)	$ (56,183)	¥ (414,769)
Change in fair value of an equity security	(27,421)		27,722
Change in fair value of warrant liabilities	236		(4,781)
Change in fair value of derivative financial assets	0		16,189
Government grants	9,172		2,695
Foreign currency exchange losses, net	(4,494)		(34,668)
Other non-operating income (expenses), net	¥ (22,979)	$ (3,161)	16,719
Before reclassification
Reclassification
Selling and marketing expenses			(36,931)
General and administrative expenses			(377,838)
Change in fair value of an equity security			27,722
Change in fair value of warrant liabilities			(4,781)
Change in fair value of derivative financial assets			16,189
Government grants			2,695
Foreign currency exchange losses, net			¥ (34,668)